Consolidated Statement of Cash Flows - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities
Cash generated from operations	¥ 8,501,499	¥ 8,784,496	¥ 8,479,057
Interest paid to related parties	(1,326)	0	(3,570)
Interest paid to banks	(34,339)	(17,664)	(25,617)
Income tax paid	(1,806,400)	(1,706,014)	(1,268,100)
Net cash generated from operating activities	6,659,434	7,060,818	7,181,770
Cash flows from investing activities
Dividends received from joint ventures and associates	811,473	479,633	557,312
Interest received from related parties	610	5,147	232
Interest received from banks	416,820	221,835	124,148
Net proceeds from settlement of derivative financial instrument	16,540	0	0
Net proceeds from disposal of property, plant and equipment	210,122	3,407	11,889
Net proceeds from disposal of joint ventures	0	10,339	0
Proceeds from disposal of a subsidiary	9,600	0	0
Cash received from entrusted lending	12,000	88,000	106,000
Cash received from six-month time deposits	4,000,000	500,000	0
Cash payment of six-month time deposits	(3,500,000)	(2,500,000)	0
Cash payment of structured deposits	(2,700,000)	0	0
Cash held by the subsidiary before disposal	(18,529)	0	0
Cash payment of entrusted lending	0	(12,000)	(88,000)
Purchases of property, plant and equipment and other long-term assets from related parties	(143,554)	(172,154)	(205,775)
Purchases of property, plant and equipment and other long-term assets from third parties	(1,043,451)	(1,024,909)	(695,701)
Net cash used in investing activities	(1,928,369)	(2,400,702)	(189,895)
Cash flows from financing activities
Proceeds from borrowings from related parties	50,000	0	0
Proceeds from borrowings from third parties	2,486,759	2,119,147	2,589,432
Proceeds from exercising share option scheme	37,102	54,580	0
Repayments of borrowings to related parties	(50,000)	0	(370,000)
Repayments of borrowings to third parties	(2,596,157)	(2,059,422)	(3,743,000)
Cash payment of acquisition of non-controlling interests	(152,800)	0	0
Dividends paid to the Company's shareholders	(3,275,656)	(2,697,188)	(1,084,814)
Dividends paid by subsidiaries to non-controlling interests	(6,457)	(6,900)	(28,775)
Net cash used in financing activities	(3,507,209)	(2,589,783)	(2,637,157)
Net increase in cash and cash equivalents	1,223,856	2,070,333	4,354,718
Cash and cash equivalents at beginning of the year	7,504,266	5,440,623	1,077,430
Exchange gains/(losses) on cash and cash equivalents	13,771	(6,690)	8,475
Cash and cash equivalents at end of the year	¥ 8,741,893	¥ 7,504,266	¥ 5,440,623